Stockholders' Equity - Summary of Changes in Restricted Stock Grants (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Contractual Term (Years), Cancelled
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Restricted shares outstanding, Beginning Balance	2.5
Shares, Granted	0.9
Shares, Vested	(0.7)
Shares, Cancelled	(0.1)
Shares, Restricted shares outstanding, Ending Balance	2.6
Weighted Average Grant Date Fair Value, Restricted shares outstanding, Beginning Balance	44.37
Weighted Average Grant Date Fair Value, Granted	66.03
Weighted Average Grant Date Fair Value, Vested	62.84
Weighted Average Grant Date Fair Value, Cancelled	51.49
Weighted Average Grant Date Fair Value, Restricted shares outstanding, Ending Balance	46.92
Weighted Average Remaining Contractual Term (Years), Restricted shares outstanding, Beginning Balance	1 year 6 months
Weighted Average Remaining Contractual Term (Years), Granted
Weighted Average Remaining Contractual Term (Years), Vested
Weighted Average Remaining Contractual Term (Years), Cancelled
Weighted Average Remaining Contractual Term (Years), Restricted shares outstanding, Ending Balance	1 year 4 months 24 days
Aggregate Intrinsic Value, Restricted shares outstanding, Beginning Balance	110.8
Aggregate Intrinsic Value, Granted	64.9
Aggregate Intrinsic Value, Vested	(46.9)
Aggregate Intrinsic Value, Cancelled	(6.0)
Aggregate Intrinsic Value, Restricted shares outstanding, Ending Balance	122.8